SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2018
Subsequent Events [Abstract]
SUBSEQUENT EVENTS	NOTE 29 – SUBSEQUENT EVENTS Subsequent events have been evaluated through the date of approval of the financial statements, see also note 9.